NEXTEL STRYPES TRUST

                                FINANCIAL REPORT

                                  JUNE 30, 1998
                                   (UNAUDITED)

                                    CONTENTS

FINANCIAL STATEMENTS:

     Statement of net assets...............................................1

     Schedule of investments...............................................2

     Statement of operations...............................................3

     Statement of changes in net assets....................................4

     Notes to financial statements.......................................5-7

     Financial highlights..................................................8

                             MCGLADREY & PULLEN, LLP
                             -----------------------
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS

                               ACCOUNTANT'S REPORT

The accompanying statement of net assets, including the schedule of investments, of Nextel Strypes Trust as of June 30, 1998, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the period from March 10, 1997 (commencement of operations) to December 31, 1997, and the financial highlights for the periods indicated were not audited by us and, accordingly, we do not express an opinion on them.

                                       McGladrey & Pullen, LLP



New York, New York
October 27, 1998

NEXTEL STRYPES TRUST

STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
ASSETS:

Investments, at value (amortized cost $90,210,744)
(notes 2, 4, and 8)                                            $159,669,823

Cash                                                                  6,733
                                                               ------------

                   TOTAL ASSETS                                $159,676,556
                                                               ============

                   NET ASSETS                                  $159,676,556
                                                               ============


COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock
("STRYPES"), no par value;
7,175,731 shares issued and outstanding (Note 9)                $89,185,608

Unrealized appreciation of investments                           69,459,079

Undistributed net investment income                               1,031,869
                                                                -----------

                   NET ASSETS                                  $159,676,556
                                                               ============

                   NET ASSET VALUE PER STRYPES                       $22.25
                                                               ============

See Notes to Financial Statements.

NEXTEL STRYPES TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998 (Unaudited)



                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost

UNITED STATES GOVERNMENT
  SECURITIES:


  United States Treasury Strips                              $1,820,000         08/15/98         $1,808,516            $1,806,650
  United States Treasury Strips                               1,820,000         11/15/98          1,784,947             1,780,481
  United States Treasury Strips                               1,820,000         02/15/99          1,760,286             1,753,062
  United States Treasury Strips                               1,820,000         05/15/99          1,736,389             1,726,824
  United States Treasury Strips                               1,820,000         08/15/99          1,712,584             1,700,661
  United States Treasury Strips                               1,820,000         11/15/99          1,689,743             1,673,838
  United States Treasury Strips                               1,820,000         02/15/00          1,666,337             1,647,319
  United States Treasury Strips                               1,820,000         05/15/00          1,664,952             1,623,102
                                                              ---------                           ---------             ---------
                                                            $14,560,000                          $13,803,754          $13,711,937
                                                            ===========                          ===========          ===========
FORWARD PURCHASE CONTRACT:

Nextel Communications, Inc. Common Stock Forward                                 5/15/00         145,866,069           76,498,807
                                                                                                 -----------           ----------
Purchase Agreement

                  TOTAL                                                                         $159,669,823          $90,210,744
                                                                                                ============          ===========

See Notes to Financial Statements.


NEXTEL STRYPES TRUST

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                 $452,133

EXPENSES:

Administrative fees and expenses            $21,414
Legal fees                                    2,646
Accounting fees                              10,116
Trustees fees (Note 5)                        5,602
Other expenses                               10,894
                                             ------

TOTAL FEES AND EXPENSES                                               50,672

EXPENSE REIMBURSEMENT (Note 7)                                       (50,672)

TOTAL EXPENSES - NET                                                     -
                                                                    ----------

NET INVESTMENT INCOME                                                452,133

NET DECREASE IN UNREALIZED APPRECIATION OF INVESTMENTS            (7,560,252)
                                                                  -----------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(7,108,119)
                                                                 ============



See Notes to Financial Statements.

NEXTEL STRYPES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months  Ended  June 30,  1998 and the
Period from March 10, 1997 (commencement of operations to December 31, 1997 (Unaudited)


                                                                                              Six Months                Period
                                                                                                Ended                    Ended
                                                                                            June 30, 1998        December 31, 1997

OPERATIONS
     Net investment income                                                                       $452,133                 $914,611
     Unrealized appreciation (depreciation) of investments                                     (7,560,252)              77,019,331

----------------------------------------------------------------------------------------------------------------------------------
           NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                               (7,108,119)              77,933,942
                                                                                               -----------              ----------

DISTRIBUTIONS:

     Net investment income                                                                       (212,758)                (122,117)
     Return of capital                                                                         (3,428,925)              (4,834,878)
----------------------------------------------------------------------------------------------------------------------------------
           NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS                                       (3,641,683)              (4,956,995)
----------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9):

     Gross proceeds from the sale of 7,168,587 STRYPES                                                                 100,360,218
     Less selling commission                                                                                            (3,010,807)
----------------------------------------------------------------------------------------------------------------------------------
           NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                0                  97,349,411
----------------------------------------------------------------------------------------------------------------------------------
           TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                        (10,749,802)             170,326,358

           NET ASSETS, BEGINNING OF PERIOD                                                    170,426,358                  100,000
----------------------------------------------------------------------------------------------------------------------------------
           NET ASSETS, END OF PERIOD                                                         $159,676,556             $170,426,358
----------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

NEXTEL STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

Nextel STRYPES Trust ("Trust") was established on October 25, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In March 1997, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a registration statement on Form N-2 under the Securities Exchange Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Nextel Communications, Inc. ("Nextel") with certain existing shareholders of Nextel (the "Contracting Stockholders"). The shares are deliverable pursuant to the contract on May 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

Valuation of Investments
------------------------
The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

Investment Transactions
-----------------------
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

Use of Estimates
----------------
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3.  DISTRIBUTIONS

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.015 per annum or $0.25375 per quarter (except for the first distribution on May 15, 1997 which was $0.1833).

NOTE 4.  PURCHASES AND SALES OF INVESTMENTS

Maturities of U.S. Treasury Strips for the six months ended June 30, 1998 and the period ended December 31, 1997 totaled $3,640,000 and $4,955,000, respectively. There were no sales of such investments during the period. Purchase of U.S. Treasury Strips and the forward purchase contract during the period ended December 31, 1997 totaled $20,940,192 and $76,498,807, respectively.

NOTE 5.  TRUSTEES FEES

Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total Trustees fees paid to the Trustees of $36,000 is being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $14,796 of such fees.

NOTE 6.  INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1998, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated $64,459,079 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $90,210,744 at June 30, 1998.

NOTE 7.  EXPENSES

The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations is $687,117. Of this amount, $361,517 represents offering expenses ($351,517) and organizational expenses ($10,000) incurred by the Trust. All of the expenses are being paid from cash received by the Administrator from the Contracting Stockholders. At June 30, 1998, the Administrator had paid $291,358 relating to such expenses. The remaining amount of $325,600 represents a prepayment of estimated administrative and other operating expenses of the Trust. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Stockholders.

Cash received by the Administrator from the Contracting Stockholders of $325,600 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $175,639 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

NOTE 8.  FORWARD PURCHASE CONTRACTS

On March 10, 1997, the Trust entered into a forward purchase contract with certain existing stockholders of Nextel (the "Contracting Stockholders") and paid to the Contracting Stockholders $76,498,807 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on May 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8403 and
1.00 shares of common stock. See the Trust's original prospectus dated March 4, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1998 is as follows:

                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation

-------------------------------------------------------------------------------------------------------------------

Nextel  Communications, Inc. Common
       Stock Forward Purchase Agreement       5/15/00           $76,498,807        $145,866,069       $69,367,262

====================================================================================================================


The Contracting Stockholders' obligations under the forward purchase contract are collateralized by shares of Nextel common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1998, the Custodian held 7,175,731 shares with an aggregate value of $178,469,309.

NOTE 9.  CAPITAL SHARE TRANSACTIONS

On February 26, 1997 two STRYPES were sold to two of the underwriters of the STRYPES for $100,000 ($50,000 per STRYPES). As a result of a stock split effected immediately prior to the public offering of the STRYPES, these two STRYPES were converted into 7,144 STRYPES. During the offering period, the Trust sold 7,168,587 STRYPES to the public and received net proceeds of $97,349,411 ($100,360,218 net of sales commission of $3,010,807). As of June
30, 1998, there were 7,175,731 STRYPES issued and outstanding with an aggregate cost, net of sales commission and return of capital, of $89,185,608.


NEXTEL STRYPES TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)
------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                                              March 10, 1997
                                                                                             (Commencement of
                                                                      Six Months Ended        Operations) to
                                                                       June 30, 1998        December 31, 1997
                                                                      -----------------    ---------------------


PER SHARE OPERATING PERFORMANCE FOR A STRYPES
OUTSTANDING THROUGHOUT THE PERIOD

Investment income                                                           $0.06                   $0.13
Expenses                                                                     0.00                    0.00
                                                                      -----------------    ---------------------
Investment income - net                                                      0.06                    0.13
Distributions from income                                                   (0.03)                  (0.02)
Return of capital                                                           (0.48)                  (0.67)
Unrealized gain (loss) on investments                                       (1.05)                  10.73
                                                                      -----------------    ---------------------
Net increase (decrease) in net asset value                                  (1.50)                  10.04
Beginning net asset value                                                   23.75                   13.58
                                                                      -----------------    ---------------------
Ending net asset value                                                     $22.25                  $23.75
                                                                      =================    =====================
Ending market value                                                        $22.25                  $23.75
                                                                      =================    =====================

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                               (4.27)%                 75.57%

RATIOS/SUPPLeMENTAL DATA

Ratio of expenses to average net assets:
   Before reimbursement (1)                                                  0.06%                   0.08%
   After reimbursement (1)                                                   0.00%                   0.00%
Ratio of net investments income to average net assets:
   Before reimbursement (1)                                                  0.49%                   0.75%
   After reimbursement (1)                                                   0.55%                   0.83%
Net assets, end of period (in thousands)                                  $159,677             $   170,426

(1) Annualized
